Schedule of sensitivity analysis of interest rate and monetary variation risk (Details) - Interest Rate Risk And Monetary Variation [Member] R$ in Thousands	Dec. 31, 2021 BRL (R$)
Loans And Financing Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	R$ (641,207)
Financial liabilities, projected probable	(78,548)
Financial liabilities, projected scenario 1	(98,185)
Financial liabilities, projected scenario 2	(117,822)
Loans And Financing B N D E S 1 [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(1,864,177)
Financial liabilities, projected probable	(122,023)
Financial liabilities, projected scenario 1	(152,529)
Financial liabilities, projected scenario 2	(183,035)
Loans And Financing B N D E S [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(348,305)
Financial liabilities, projected probable	(19,366)
Financial liabilities, projected scenario 1	(24,207)
Financial liabilities, projected scenario 2	(29,049)
Promissory Notes Banco Do Nordeste [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(626,043)
Financial liabilities, projected probable	(76,690)
Financial liabilities, projected scenario 1	(95,863)
Financial liabilities, projected scenario 2	(115,035)
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(72,109)
Financial liabilities, projected probable	(4,720)
Financial liabilities, projected scenario 1	(5,900)
Financial liabilities, projected scenario 2	(7,080)
Procel
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(35,856)
Financial liabilities, projected probable
Financial liabilities, projected scenario 1
Financial liabilities, projected scenario 2
Changes in Actuarial Assets
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(5,627,350)
Financial liabilities, projected probable	(689,350)
Financial liabilities, projected scenario 1	(861,688)
Financial liabilities, projected scenario 2	(1,034,026)
Estimated Net Periodic Plan Costs (Gains)
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(2,513,179)
Financial liabilities, projected probable	(139,733)
Financial liabilities, projected scenario 1	(174,666)
Financial liabilities, projected scenario 2	(209,599)
Sensitivity Analysis
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(100,240)
Financial liabilities, projected probable	(6,561)
Financial liabilities, projected scenario 1	(8,202)
Financial liabilities, projected scenario 2	(9,842)
Sectorial Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(293,179)
Financial liabilities, projected probable	(35,914)
Financial liabilities, projected scenario 1	(44,893)
Financial liabilities, projected scenario 2	(53,872)
Special Tax Regularization Program Pert [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(421,694)
Financial liabilities, projected probable	(51,658)
Financial liabilities, projected scenario 1	(64,572)
Financial liabilities, projected scenario 2	(77,486)
Payable Related To Concession [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(844,599)
Financial liabilities, projected probable	(68,581)
Financial liabilities, projected scenario 1	(85,727)
Financial liabilities, projected scenario 2	(102,872)
Payable Related To Concession One [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(59,360)
Financial liabilities, projected probable	(3,300)
Financial liabilities, projected scenario 1	(4,125)
Financial liabilities, projected scenario 2	(4,951)
Financial liabilities, class [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(13,447,298)
Financial liabilities, projected probable	(1,296,444)
Financial liabilities, projected scenario 1	(1,620,557)
Financial liabilities, projected scenario 2	(1,944,669)
Bonds And Securities One [Member]
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	361,058
Financial assets, projected probable	41,522
Financial assets, projected scenario 1	31,159
Financial assets, projected scenario 2	20,760
Collaterals And Escrow Accounts [Member]
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	182
Financial assets, projected probable	21
Financial assets, projected scenario 1	15
Financial assets, projected scenario 2	11
ElectricEnergyTradeChamberCCEEMember
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	767,480
Financial assets, projected probable	94,016
Financial assets, projected scenario 1	70,512
Financial assets, projected scenario 2	47,008
Accounts Receivable Related To The Concession [Member]
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	2,164,585
Financial assets, projected probable	120,351
Financial assets, projected scenario 1	90,263
Financial assets, projected scenario 2	60,175
Accounts Receivable Related To Generation Concession [Member]
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	102,220
Financial assets, projected probable
Financial assets, projected scenario 1
Financial assets, projected scenario 2
Financial Assets 1 [Member]
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	3,395,525
Financial assets, projected probable	255,910
Financial assets, projected scenario 1	191,949
Financial assets, projected scenario 2	R$ 127,954